Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Consolidated Statements of Comprehensive Income (Loss) (Unaudited) [Abstract]
Net loss	$ (48,836)	$ (22,384)
Other comprehensive income (loss):
Net unrealized gain (loss) on RMBS	(25,174)	31,981
Reclassification of net realized loss on RMBS included in earnings	17,543	0
Other comprehensive income (loss)	(7,631)	31,981
Comprehensive income (Loss)	(56,467)	9,597
Comprehensive income (loss) attributable to noncontrolling interests in Operating Partnership	(1,052)	158
Dividends on preferred stock	2,459	1,841
Comprehensive income (loss) attributable to common stockholders	$ (57,874)	$ 7,598